Contract assets and liabilities	12 Months Ended
Dec. 31, 2022
Contract assets and liabilities

Note 6: Contract assets and liabilities

Contracts with customers usually stipulate the timing of payment, which is defined by the terms found within the various contracts under which work was performed during the period. Therefore, contract assets and liabilities are created when the timing of costs incurred on work performed does not coincide with the billing terms.

The Group’s consolidated balance sheets present contract assets which contains earned unbilled revenue associated with contract work that has been completed but not paid by customers, that are generally due once the job is completed and approved.

Contract assets consisted of the following at December 31:

	2022	2021
	US$’000	US$’000

Unbilled revenue	217	74

The Group’s consolidated balance sheets present contract liabilities which contains deferred revenue (previously identified as billings in excess of costs and estimated earnings on uncompleted contracts).

Contract liabilities consisted of the following at December 31:

	2022	2021
	US$’000	US$’000

Deferred revenue	625	1,076

The following table provides information about contract assets and contract liabilities from contracts with customers:

	December 31,
	2022	2021
	US$’000	US$’000

Contract assets	217	74
Contract liabilities	(625)	(1,076)
Net contract liabilities	(408)	(1,002)

The difference between the opening and closing balances of the Group’s contract assets and contract liabilities primarily results from the timing of the Group’s billings in relation to its performance of work. The amounts of revenue recognized in the period that were included in the opening contract liability balances were US$212,000 and US$79,000 for the years ended December 31, 2022 and 2021, respectively. The revenue consists primarily of work performed on previous billings to customers.

The net liabilities position for contracts in process consisted of the following at December 31:

	2022	2021
	US$’000	US$’000

Costs incurred in contracts in process	682	169
Estimated earnings	68	59
Cost and estimated earnings on uncompleted contracts	750	228
Less: billings to date	(1,158)	(1,230)
	(408)	(1,002)

The net liabilities position for contracts in process is included within the contract asset and contract liability in the accompanying consolidated balance sheets as follows at December 31:

	2022	2021
	US$’000	US$’000

Unbilled revenue	217	74
Deferred revenue	(625)	(1,076)
	(408)	(1,002)

Disaggregated revenue from contracts

	Year ended December 31,
	2022	2021	2020
	US$’000	US$’000	US$’000
Revenue
Trading and manufacturing (revenue recognized at point in time)	9,332	9,619	9,476
Engineering (revenue recognized over time)	5,617	11,769	3,881
	14,949	21,388	13,357

ZHEJIANG TIANLAN
Contract assets and liabilities
6.	Contract assets, net and liabilities

Contracts with customers usually stipulate the timing of payment, which is defined by the terms found within the various contracts under which work was performed during the period. Therefore, contract assets and liabilities are created when the timing of costs incurred on work performed does not coincide with the billing terms.

The Group’s consolidated balance sheets present contract assets, net which contains earned unbilled revenue associated with contract work that has been completed but not paid by customers, that are generally due once the job is completed and approved.

Contract assets, net consisted of the following at December 31:

	2022	2021
	RMB’000	RMB’000

Unbilled revenue	76,992	72,310

The Group’s consolidated balance sheets present contract liabilities which contain deferred revenue (previously identified as billings in excess of costs and estimated earnings on uncompleted contracts).

Contract liabilities consisted of the following at December 31:

	2022	2021
	RMB’000	RMB’000

Deferred revenue	34,503	37,481

The following table provides information about contract assets, net and contract liabilities from contracts with customers at December 31:

	2022	2021
	RMB’000	RMB’000

Contract assets	76,992	72,310
Contract liabilities	(34,503)	(37,481)

Net contract assets	42,489	34,829

The difference between the opening and closing balances of the Group’s contract assets, net and contract liabilities primarily results from the timing of the Group’s billings in relation to its performance of work.

The net asset position for contracts in process consisted of the following at December 31:

	2022	2021
	RMB’000	RMB’000

Costs and estimated earnings on uncompleted contracts	688,184	503,434
Less: billings to date	(645,695)	(468,605)

	42,489	34,829

Contract assets, net consisted of the following at December 31:

	2022	2021
	RMB’000	RMB’000

Gross contract assets	89,440	81,198
Less: allowance for doubtful accounts	(12,448)	(8,888)

	76,992	72,310